Goodwill - Schedule of Reconciliation of Changes in Goodwill (Details) - Goodwill - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
As of beginning of the year	¥ 4,407,749	¥ 4,033,917
Acquisitions	0	35,159
Reclassification to assets held for sale (Note 19)	(5,951)	0
Foreign currency translation differences and others	388,925	338,673
As of end of the year	¥ 4,790,723	¥ 4,407,749